Expected credit loss measurement - ECL for the period (Narrative) (Detail 2)	3 Months Ended
	Jun. 30, 2021	Mar. 31, 2021	Mar. 31, 2020
Upside ECL scenario
Disclosure Of Provision Matrix [Line Items]
Assigned weights	5.00%	0.00%	0.00%
Baseline ECL scenario
Disclosure Of Provision Matrix [Line Items]
Assigned weights	55.00%	60.00%	70.00%
Mild downside ECL scenario
Disclosure Of Provision Matrix [Line Items]
Assigned weights	10.00%	0.00%	0.00%
Severe downside ECL scenario
Disclosure Of Provision Matrix [Line Items]
Assigned weights	30.00%	40.00%	30.00%